PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-Based Compensation Cost	$ 3,028	$ 4,040
Deferred Tax Assets, Operating Loss Carryforwards	36,116	35,785
Deferred Tax Assets, Inventory	103	99
Deferred Tax Assets, Lease Liabilities	37,306	38,915
Deferred Tax Assets, Tax Receivable Agreement	13,629	16,407
Deferred Tax Assets, Other	6,820	1,770
Deferred Tax Assets, Gross, Total	97,002	97,016
Components of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Leasing Arrangements	(10,707)	(12,781)
Deferred Tax Liabilities, Property, Plant and Equipment	(9,938)	(8,700)
Deferred Tax Liabilities, Intangible Assets	(56,294)	(62,692)
Deferred Tax Liabilities, Gross	(76,939)	(84,173)
Deferred Tax Assets, Valuation Allowance	(40,181)	(38,666)
Deferred Tax Liabilities, Net	(20,118)	(25,823)
Income Tax Examination, Penalties and Interest Accrued	$ 10,300	$ 2,300